DISAGGREGATION OF REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
DISAGGREGATION OF REVENUE
Schedule of Revenue Disaggregation	Country September 30,2024 September 30,2023 Croatia $107 14,159 Cyprus 16,519 72,754 Bulgaria 25,507 - Greece 12,247,597 12,544,643 USA - 210 Ireland - 1,417 UK 121,318 190,614 Total $12,411,048 $12,823,797 Country September 30,2024 September 30,2023 Croatia $19,370 14,159 Cyprus 89,064 141,402 Bulgaria 43,849 - Greece 39,385,730 36,041,012 USA - 504 Ireland - 1,417 UK 664,225 1,338,509 Total $40,202,238 $37,537,003	Country 2023 2022 Croatia $26,985 $38,596 Cyprus 180,404 92,685 Bulgaria 210,033 - Ireland 1,636 - Greece 50,526,307 49,812,839 United States 504 - Cayman Islands 12,632 - UK 2,418,373 403,532 Total $53,376,874 $50,347,652